Shareholder Report, Line Graph (Details) 190876_Brown Advisory Sustainable Small-Cap Core Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value	$ 10,345	$ 9,691	$ 8,790	$ 7,740	$ 10,000	$ 13,429
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Accumulated Value	14,843	12,832	10,359	8,679	10,000	$ 18,111
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Accumulated Value	$ 10,410	$ 9,667	$ 8,784	$ 7,821	$ 10,000	$ 14,655